CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS - Summary of Pledged and restricted assets (Details)	Jun. 30, 2019 USD ($)
Pledged and restricted assets
Pledged and restricted assets	$ 26,861,436
Other financial assets
Pledged and restricted assets
Pledged and restricted assets	4,327,275
Unicred S.A.
Pledged and restricted assets
Pledged and restricted assets	173,658
Macro
Pledged and restricted assets
Pledged and restricted assets	573,991
Santander Rio
Pledged and restricted assets
Pledged and restricted assets	3,093,478
Finares SA
Pledged and restricted assets
Pledged and restricted assets	176,440
Itau
Pledged and restricted assets
Pledged and restricted assets	1,594,459
Compass Latam & Odisea
Pledged and restricted assets
Pledged and restricted assets	16,037,769
IT equipment
Pledged and restricted assets
Pledged and restricted assets	77,760
Machinery and equipment
Pledged and restricted assets
Pledged and restricted assets	528,798
Machinery and equipment II
Pledged and restricted assets
Pledged and restricted assets	158,080
Vehicles
Pledged and restricted assets
Pledged and restricted assets	$ 119,728